Related Party Transactions (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Accounts payable	$ 476,175	$ 457,034		$ 1,300,532
Chief Executive Officer [Member]
Accounts payable			$ 95,000